Restricted net assets (Details)	12 Months Ended
Dec. 31, 2016
Restricted net assets
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%